SUPPLEMENT TO NOVEMBER 1, 2002 PROSPECTUS
                                       FOR
                           THE HIRTLE CALLAGHAN TRUST

                THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 8, 2003


SUPPLEMENTAL INFORMATION RELATING TO THE INTERNATIONAL EQUITY PORTFOLIO
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(PAGES 11 THROUGH 13 OF THE PROSPECTUS).
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Responsibility for managing the assets of the International  Equity Portfolio is shared by Capital Guardian Trust Company ("CapGuardian") and Artisan Partners Limited Partnership ("Artisan"). As of the date of this supplement, the Portfolio's assets are allocated evenly between these Specialist Managers; up to 70% of the assets of the International Portfolio may, however, be allocated to CapGuardian. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of The International Equity Portfolio.


SHAREHOLDER EXPENSES                       EXAMPLE:  This Example is intended to
The following table and  accompanying      help   you   compare   the   cost  of
example   describe   the   fees   and      investing in the  Portfolio  with the
expenses  that you may pay if you buy      cost of  investing  in  other  mutual
and hold shares of the Portfolio.          funds.  The Example  assumes that you
                                           invest  $10,000 in the  Portfolio for
SHAREHOLDER FEES                           the time periods  indicated  and then
(Fees   paid   directly   from   your      redeem all of your  shares at the end
investment, expressed as a percentage      of those  periods.  The Example  also
of offering price)                         assumes that your investment has a 5%
                                           return   each   year   and  that  the
Maximum Sales Charges..........  None      Portfolio's operating expenses remain
Maximum Redemption Fee.........  None      the same.  Although  your actual cost
                                           may be  higher  or  lower,  based  on
ANNUAL OPERATING EXPENSES*                 these  assumptions,  your costs would
(Expenses  that are deducted from the      be:
Portfolio's  assets,  expressed  as a
percentage of average net assets)            1   YEAR  ..............  $119
                                             3   YEARS...............  $372
Management Fees...............  0.91%        5   YEARS...............  $644
Other Expenses................  0.26%        10 YEARS................  $1,420
Total Portfolio
Operating Expenses............  1.17%

*  Figures  shown  reflect  an  equal
allocation of the Portfolio's  assets
between CapGuardian and Artisan.  The
figures  shown also reflect the total
management   fees   payable   by  the
Portfolio   during  the  fiscal  year
ended   June  30,   2003,   including
performance  fees paid to CapGuardian
and  Artisan   during  such   period.
Absent   any   positive   performance
adjustments,   the  total  Management
Fees  would have been 0.45% and Total
Portfolio  Operating  Expenses  would
have been 0.71%. A description of the
Portfolio's      performance      fee
arrangements  appears  later  in this
Prospectus    under    the    heading
"Management of the Trust - Specialist
Managers."